CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 2,120	$ 1,171	$ 5,445
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,244	3,925	3,813
Gain on sale of real estate			(2,709)
Stock-based compensation related to options and unvested shares	60	98	97
Decrease (Increase) in trade receivables	(46)	111	(61)
Equity share in losses of associates, net	520	31	186
Increase (decrease) in deferred tax liabilities	(177)	(48)	(1,577)
Decrease in other short-term liabilities		(538)	(944)
Decrease in land lease liabilities	(107)	(109)	(187)
Decrease (increase) in other accounts receivable and prepaid expenses	(370)	1,070	(1,174)
Increase (decrease) in accrued expenses and other accounts payable	1,060	(1,687)	1,737
Net cash provided by continuing operations	7,304	4,024	4,626
Net cash provided by (used in) discontinued operations	(48)	(44)	693
Net cash provided by operating activities	7,256	3,980	5,319
Cash flows from investing activities:
Proceeds from (investment in) long-term lease deposits			7
Investment in real estate property	(2,450)	(2,215)	(1,093)
Sale of real estate property, net			6,169
Decrease (increase) in restricted cash			144
Investments in associates, net	(2,749)	(13,142)
Decrease (increase) in other long-term deposits	159	(2,616)
Acquisition of Optibase Bavaria (c)		(31,473)
Net cash provided by (used in) investing activities	(5,040)	(49,446)	5,227
Cash flows from financing activities:
Repayment of long-term bank loans and bonds	(8,112)	(2,811)	(2,599)
Proceeds from bank loan	530	36,969
Proceeds from issuance of Long term bonds		15,045
Dividend distribution	(2,209)	(2,029)	(2,066)
Issuance of shares upon exercise of stock options	191
Net cash provided by (used in) financing activities	(9,600)	47,174	(4,665)
Exchange differences on balances of cash and cash equivalents	(398)	(804)	(1,790)
Increase (decrease) in cash and cash equivalents	(7,782)	904	4,091
Cash and cash equivalents at the beginning of the year	23,806	22,902	18,811
Cash and cash equivalents at the end of the year	16,024	23,806	22,902
Supplemental cash flow activities:
Taxes paid	1,420	3,971	27
Interest paid	2,896	1,795	2,109
Significant non-cash transactions:
Sale of real estate property			$ 105
Acquisition of Optibase Bavaria:
Real estate property		31,399
Other assets, net		74
Cash paid by the company		$ 31,473